Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	¥ 1	¥ 2
Bank balances	645	4,603
Cash and cash equivalents	¥ 646	¥ 4,605